EXPLORATION AND EVALUATION ASSETS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Exploration and Evaluation Assets
Beginning balance	$ 436	$ 166
Amortization	(18)	(2)
Ending balance	631	436
Exploration and Evaluation Assets
Exploration and Evaluation Assets
Beginning balance	2,286	2,428
Acquisitions and additions	2	176
Transfers to oil and gas assets		(170)
Dry hole expenses		(80)
Disposals and derecognition	(54)	(70)
Foreign exchange adjustments	(8)	2
Ending balance	$ 2,226	$ 2,286